Loans Receivable and Allowance for Loan Losses (Details 4) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Information with respect to nonaccrual loans
Total nonaccrual loans	$ 5,895	$ 3,773
Real estate [Member] | One-to-four family [Member]
Information with respect to nonaccrual loans
Total nonaccrual loans	5,496	3,671
Real estate [Member] | Commercial [Member]
Information with respect to nonaccrual loans
Total nonaccrual loans	251
Consumer and other loans [Member] | Second mortgage [Member]
Information with respect to nonaccrual loans
Total nonaccrual loans	$ 148	$ 102